Pay vs Performance Disclosure - USD ($)	12 Months Ended			14 Months Ended	22 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025	Nov. 12, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO (Julie Eastland)(1) ($)	Summary Compensation Table Total for PEO (Kimberly Blackwell)(2) ($)	Compensation Actually Paid to PEO (Julie Eastland)(3)(4) ($)	Compensation Actually Paid to PEO (Kimberly Blackwell)(3)(4) ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(3)(4) ($)	Value of Initial Fixed $100 Investment Based on:	Net (Loss) Income ($)
							Total Shareholder Return(5) ($)
2025	1,300,731	—	(2,421,000)	—	1,436,959	212,506	7	(137,060,000)
2024	8,188,909	7,466,453	5,924,960	(24,580,169)	5,337,654	(619,342)	15	(165,867,000)
2023	—	12,853,590	—	6,594,382	5,576,632	3,027,114	75	(292,305,000)

Named Executive Officers, Footnote	Julie Eastland was appointed as President and Chief Executive Officer of the Company on November 13, 2024.
(2)Kimberly Blackwell resigned as Chief Executive Officer of the Company effective November 13, 2024.
(3)Amounts represent compensation actually paid to our PEOs and the average compensation actually paid to our remaining named executive officers for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO(s)	Non-PEO Named Executive Officers
2025	Julie Eastland	Ingmar Bruns, James Bucher, Andrea Paul, Mark Lackner
2024	Julie Eastland, Kimberly Blackwell	Andrea Paul, Cam Gallagher, Diana Hausman, Mark Lackner
2023	Kimberly Blackwell	Cam Gallagher, Andrea Paul, Melissa Epperly, Kevin Bunker and Iris Roth

Adjustment To PEO Compensation, Footnote	Amounts represent compensation actually paid to our PEOs and the average compensation actually paid to our remaining named executive officers for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO(s)	Non-PEO Named Executive Officers
2025	Julie Eastland	Ingmar Bruns, James Bucher, Andrea Paul, Mark Lackner
2024	Julie Eastland, Kimberly Blackwell	Andrea Paul, Cam Gallagher, Diana Hausman, Mark Lackner
2023	Kimberly Blackwell	Cam Gallagher, Andrea Paul, Melissa Epperly, Kevin Bunker and Iris Roth
The amounts reported in the “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO Named Executive Officers” columns do not reflect the actual compensation paid to or realized by our PEOs or our non-PEO named executive officers during each applicable year. The calculation of compensation actually paid for purposes of this table includes point-in-time fair values of stock awards and these values will fluctuate based on our stock price, various accounting valuation assumptions and projected performance related to our performance awards. See "—2025 Summary Compensation Table" for certain other compensation of our PEOs and our non-PEO named executive officers for each applicable fiscal year.
The amounts reported in the "Compensation Actually Paid" columns represent the “Total” compensation reported in the 2025 Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

Adjustments	2025		2024			2023
	Julie Eastland	Average Non-PEO Named Executive Officers	Julie Eastland	Kimberly Blackwell	Average Non-PEO Named Executive Officers	Kimberly Blackwell	Average Non-PEO Named Executive Officers
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(156,747)	$(841,263)	$(7,791,824)	$(5,182,129)	$(4,491,769)	$(11,680,083)	$(4,634,962)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	25,772	32,082	5,409,437	1,640,051	485,164	6,869,408	1,849,498
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	12,821	14,550	118,439	298,144	193,082	1,137,084	368,524
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(2,321,134)	(264,294)	—	(4,186,750)	(1,919,130)	(3,450,560)	(420,993)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(1,282,445)	(115,117)	—	(3,378,771)	(549,691)	864,943	288,415
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	(50,410)	—	(23,185,118)	—	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—	1,947,951	325,348	—	—
Total Adjustments	(3,721,731)	(1,224,452)	(2,263,949)	(32,046,622)	(5,956,996)	(6,259,208)	(2,549,518)
Compensation Actually Paid	$(2,421,000)	$212,506	$5,924,960	$(24,580,169)	$(619,342)	$6,594,382	$3,027,114

Non-PEO NEO Average Total Compensation Amount	$ 1,436,959	$ 5,337,654	$ 5,576,632
Non-PEO NEO Average Compensation Actually Paid Amount	$ 212,506	(619,342)	3,027,114
Adjustment to Non-PEO NEO Compensation Footnote	Amounts represent compensation actually paid to our PEOs and the average compensation actually paid to our remaining named executive officers for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO(s)	Non-PEO Named Executive Officers
2025	Julie Eastland	Ingmar Bruns, James Bucher, Andrea Paul, Mark Lackner
2024	Julie Eastland, Kimberly Blackwell	Andrea Paul, Cam Gallagher, Diana Hausman, Mark Lackner
2023	Kimberly Blackwell	Cam Gallagher, Andrea Paul, Melissa Epperly, Kevin Bunker and Iris Roth
The amounts reported in the “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO Named Executive Officers” columns do not reflect the actual compensation paid to or realized by our PEOs or our non-PEO named executive officers during each applicable year. The calculation of compensation actually paid for purposes of this table includes point-in-time fair values of stock awards and these values will fluctuate based on our stock price, various accounting valuation assumptions and projected performance related to our performance awards. See "—2025 Summary Compensation Table" for certain other compensation of our PEOs and our non-PEO named executive officers for each applicable fiscal year.
The amounts reported in the "Compensation Actually Paid" columns represent the “Total” compensation reported in the 2025 Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

Adjustments	2025		2024			2023
	Julie Eastland	Average Non-PEO Named Executive Officers	Julie Eastland	Kimberly Blackwell	Average Non-PEO Named Executive Officers	Kimberly Blackwell	Average Non-PEO Named Executive Officers
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(156,747)	$(841,263)	$(7,791,824)	$(5,182,129)	$(4,491,769)	$(11,680,083)	$(4,634,962)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	25,772	32,082	5,409,437	1,640,051	485,164	6,869,408	1,849,498
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	12,821	14,550	118,439	298,144	193,082	1,137,084	368,524
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(2,321,134)	(264,294)	—	(4,186,750)	(1,919,130)	(3,450,560)	(420,993)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(1,282,445)	(115,117)	—	(3,378,771)	(549,691)	864,943	288,415
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	(50,410)	—	(23,185,118)	—	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—	1,947,951	325,348	—	—
Total Adjustments	(3,721,731)	(1,224,452)	(2,263,949)	(32,046,622)	(5,956,996)	(6,259,208)	(2,549,518)
Compensation Actually Paid	$(2,421,000)	$212,506	$5,924,960	$(24,580,169)	$(619,342)	$6,594,382	$3,027,114

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Financial Performance Measures
The graphs below compare the compensation actually paid to our PEOs and the average of the compensation actually paid to our non-PEO named executive officers, with (i) our cumulative TSR and (ii) our net (loss) income, in each case, for the fiscal years ended December 31, 2025, 2024 and 2023.

Compensation Actually Paid vs. Net Income
Total Shareholder Return Vs Peer Group
Relationship Between Financial Performance Measures
The graphs below compare the compensation actually paid to our PEOs and the average of the compensation actually paid to our non-PEO named executive officers, with (i) our cumulative TSR and (ii) our net (loss) income, in each case, for the fiscal years ended December 31, 2025, 2024 and 2023.

Total Shareholder Return Amount	$ 7	15	75
Net Income (Loss)	$ (137,060,000)	(165,867,000)	(292,305,000)
PEO Name				Julie Eastland	Kimberly Blackwell
Additional 402(v) Disclosure	Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for solely service-vesting RSU and restricted stock awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for solely service-vesting stock option awards, a Black-Scholes value as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and with an expected life set equal to the remaining life of the award in the case of underwater stock option awards and, in the case of in-the-money awards, an expected life equal to the original ratio of expected life relative to the ten year contractual life multiplied by the remaining life as of the applicable revaluation date, and in all cases based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%; and (iii) for performance-based stock option awards, the same valuation methodology as service-vesting stock option awards above except that the year end values are multiplied by the probability of achievement of the applicable performance objective as of the applicable date. For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to consolidated financial statements included in our Annual Reports on Form 10-K for the fiscal years ended December 31, 2025 and prior fiscal years.For the relevant fiscal year, represents the cumulative total shareholder return, or TSR, on our Common Stock through December 31, 2025, 2024, 2023 and 2022. TSR amounts reported in this table assume (i) an initial fixed investment of $100 on December 30, 2022, (ii) our closing sales price on December 30, 2022 of $20.14 per share as the initial value of our Common Stock, and (iii) that all dividends were reinvested, although dividends have not been declared on our Common Stock.
Eastland [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,300,731	8,188,909
PEO Actually Paid Compensation Amount	(2,421,000)	5,924,960
Blackwell [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		7,466,453	12,853,590
PEO Actually Paid Compensation Amount		(24,580,169)	6,594,382
PEO | Eastland [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,721,731)	(2,263,949)
PEO | Eastland [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(156,747)	(7,791,824)
PEO | Eastland [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,772	5,409,437
PEO | Eastland [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,321,134)	0
PEO | Eastland [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,821	118,439
PEO | Eastland [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,282,445)	0
PEO | Eastland [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Eastland [Member] | Equity Awards Modified During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Blackwell [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(32,046,622)	(6,259,208)
PEO | Blackwell [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(5,182,129)	(11,680,083)
PEO | Blackwell [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,640,051	6,869,408
PEO | Blackwell [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,186,750)	(3,450,560)
PEO | Blackwell [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		298,144	1,137,084
PEO | Blackwell [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,378,771)	864,943
PEO | Blackwell [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(23,185,118)	0
PEO | Blackwell [Member] | Equity Awards Modified During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,947,951	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,224,452)	(5,956,996)	(2,549,518)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(841,263)	(4,491,769)	(4,634,962)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	32,082	485,164	1,849,498
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(264,294)	(1,919,130)	(420,993)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,550	193,082	368,524
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(115,117)	(549,691)	288,415
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(50,410)	0	0
Non-PEO NEO | Equity Awards Modified During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 325,348	$ 0